GOF P-6 04/09
                        SUPPLEMENT DATED APRIL 17, 2009
                     TO THE CURRENTLY EFFECTIVE PROSPECTUS
                          OF EACH OF THE LISTED FUNDS


                      FRANKLIN CALIFORNIA TAX-FREE TRUST
                   Franklin California Tax-Exempt Money Fund

                              FRANKLIN MONEY FUND

                       FRANKLIN NEW YORK TAX-FREE TRUST
                    Franklin New York Tax-Exempt Money Fund

                        FRANKLIN TAX-EXEMPT MONEY FUND

                      FRANKLIN TEMPLETON MONEY FUND TRUST
                         Franklin Templeton Money Fund

                         INSTITUTIONAL FIDUCIARY TRUST
                          Franklin Cash Reserves Fund
                            Money Market Portfolio


The prospectus is amended as follows:

I. The Fund has elected not to participate in the third and final installment of the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"), which begins on May 1, 2009. The Fund has participated in the Program since its inception and will continue to participate in the current coverage period that ends on April 30, 2009.

II. Based on the Fund's participation in the Program from September 19, 2008 to April 30, 2009, the "Annual Fund Operating Expenses" and the "Example" tables under the section "Fees and Expenses" are revised for the Funds listed below:

(A)   FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


Management fees                                  0.49%
Other expenses(1)                                0.08%
TOTAL ANNUAL FUND OPERATING                      0.57%
expenses(1)(,2)

1. Other expenses and total annual Fund operating expenses of the Fund have been restated to reflect fees relating to the Fund's participation in the Treasury's Temporary Guarantee Program for Money Market Funds through April 30, 2009.
2. In order to avoid a negative yield, the investment manager, fund administrator and fund distributor have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund, and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions, which are not reflected in the table above, are voluntary and may be modified or discontinued by the investment manager, fund administrator or distributor at any time. There is no guarantee that the Fund will be able to avoid a negative yield.


EXAMPLE

1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
$58         $176       $305         $680


(B)   FRANKLIN MONEY FUND

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)(1)


Management fees                                  0.44%
Other expenses(2)                                0.18%
TOTAL ANNUAL FUND OPERATING EXPENSES(2,3)        0.62%

1. The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and The Money Market Portfolio.
2. Other expenses and total annual Fund operating expenses of the Fund have been restated to reflect fees relating to the Fund's participation in the Treasury's Temporary Guarantee Program for Money Market Funds through
    April 30, 2009.
3. In order to avoid a negative yield, the investment manager, fund administrator and fund distributor have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund, and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions, which are not reflected in the table above, are voluntary and may be modified or discontinued by the investment manager, fund administrator or distributor at any time. There is no guarantee that the Fund will be able to avoid a negative yield.

EXAMPLE

1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
$63         $194       $337         $752


(C) FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

Management fees(2)                                           0.62%
Other expenses(1)                                            0.19%
Total annual Fund operating expenses(1,2)                    0.81%
Management and administration fee reduction and             -0.15%
expense limitation(2,3)
NET ANNUAL FUND OPERATING EXPENSES(1,)(2)(,3)                0.66%

1. Other expenses and total annual Fund operating expenses of the Fund have been restated to reflect fees relating to the Fund's participation in the Treasury's Temporary Guarantee Program for Money Market Funds through April 30, 2009.
2. The investment manager has contractually agreed to limit its fee and to assume as its own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 0.64% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, liquidations and Treasury Guarantee Program fees) until January 31, 2010.
3. In order to avoid a negative yield, the investment manager, fund administrator and fund distributor have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund, and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions, which are not reflected in the table above, are voluntary and may be modified or discontinued by the investment manager, fund administrator or distributor at any time. There is no guarantee that the Fund will be able to avoid a negative yield.

EXAMPLE

1 YEAR     3 YEARS   5 YEARS   10 YEARS
-------------------------------------------
$67        $239      $426      $966


(D) FRANKLIN TAX-EXEMPT MONEY FUND

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


Management fees                                  0.56%
Other expenses(1)                                0.25%
TOTAL ANNUAL FUND OPERATING                      0.81%
EXPENSES(1)(,2)

1. Other expenses and total annual Fund operating expenses of the Fund have been restated to reflect fees relating to the Fund's participation in the Treasury's Temporary Guarantee Program for Money Market Funds through April 30, 2009.
2. In order to avoid a negative yield, the investment manager, fund administrator and fund distributor have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund, and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions, which are not reflected in the table above, are voluntary and may be modified or discontinued by the investment manager, fund administrator or distributor at any time. There is no guarantee that the Fund will be able to avoid a negative yield.

EXAMPLE

1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
$83         $254       $441         $980


(E) FRANKLIN TEMPLETON MONEY FUND

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)(1)

                                   CLASS A   CLASS B  CLASS  CLASS R
                                                     C
Management fees(3)                    0.53%    0.53%   0.53%   0.53%
Distribution and service (12b-1)       None    0.65%   0.63%   0.50%
fees(2)
Other expenses(2,3)                   0.21%    0.21%   0.21%   0.21%
Total annual Fund operating           0.74%    1.39%   1.37%   1.24%
expenses(2,3)
Management fee reduction and
expense limitation(3,4)              -0.12%   -0.12%  -0.12%  -0.12%
NET ANNUAL FUND OPERATING             0.62%    1.27%   1.25%   1.12%
EXPENSES2,3,4

1. The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and the Portfolio.
2. Operating expenses of the Fund have been restated to reflect a revised contractual fee waiver/expense limitation that became effective as of November 1, 2008, and to reflect certain other expenses, including fees relating to the Fund's participation in the Treasury's Temporary Guarantee Program for Money Market Funds through April 30, 2009.
3. The administrator has contractually agreed, as of November 1, 2008, to limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that common expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees) do not exceed 0.60% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, liquidations and Treasury Guarantee Program fees) until October 31, 2009.
4. In order to avoid a negative yield, the investment manager, fund administrator and fund distributor have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund, and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions, which are not reflected in the table above, are voluntary and may be modified or discontinued by the investment manager, fund administrator or distributor at any time. There is no guarantee that the Fund will be able to avoid a negative yield.

EXAMPLE

                               1 YEAR    3 YEARS  5 YEARS   10 YEARS
----------------------------------------------------------------------
If you sell your shares at
the end of the period:
CLASS A                              $63     $220      $391      $885
CLASS B                             $529     $724      $940    $1,459
CLASS C                             $227     $418      $730    $1,615
CLASS R                             $114     $377      $661    $1,468
If you do not sell your
shares:
CLASS B                             $129     $424      $740    $1,459
CLASS C                             $127     $418      $730    $1,615


(F) FRANKLIN CASH RESERVES FUND

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)(1)

Management fees(3)                              0.40%
Distribution and service (12b-1) fees(2)        0.24%
Other expenses(2)(,3)                           0.28%
Total annual Fund operating expenses(2,3)       0.92%
Management fee reduction and expense           -0.06%
limitation(3,4)
NET ANNUAL FUND OPERATING EXPENSES(2)(,3,4)     0.86%

1. The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and The Money Market Portfolio.
2. Operating expenses of the Fund have been restated to reflect a revised contractual fee waiver/expense limitation of the administrator that became effective as of November 1, 2008 and to reflect certain other expenses, including fees relating to the Fund's participation in the Treasury's Temporary Guarantee Program for Money Market Funds through April 30,
    2009.
3. The administrator has contractually agreed, as of November 1, 2008, to limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that common expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees) do not exceed 0.60% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, liquidations and Treasury Guarantee Program fees) until October 31, 2009.
4. In order to avoid a negative yield, the investment manager, fund administrator and fund distributor have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund, and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions, which are not reflected in the table above, are voluntary and may be modified or discontinued by the investment manager, fund administrator or distributor at any time. There is no guarantee that the Fund will be able to avoid a negative yield.

EXAMPLE

1 YEAR     3 YEARS   5 YEARS  10 YEARS
----------------------------------------
$88        $283      $495     $1,104


(G) MONEY MARKET PORTFOLIO

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES DEDUCTED FROM FUND ASSETS)

Management fees                            0.35%
Other expenses(2)                          0.04%
TOTAL ANNUAL FUND OPERATING EXPENSES(2)    0.39%

1. The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and The Money Market Portfolio.
2. Other expenses and total annual Fund operating expenses of the Fund have been restated to reflect fees relating to the Fund's participation in the Treasury's Temporary Guarantee Program for Money Market Funds through
    April 30, 2009.

EXAMPLE

1 YEAR     3 YEARS   5 YEARS  10 YEARS
----------------------------------------
$40        $121      $210     $470


               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.